Rationalization Of Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013 employees	Sep. 30, 2012 employees	Sep. 30, 2011 employees
Rationalization Of Operations [Line Items]
Rationalization of operations liability		$ 32	$ 32	$ 30
Rationalization of operations, expense		78	119	81
Rationalization of operations, paid/utilized		78	117
Expected future year rationalization expense	90
Total number of facilities exited		13	20	18
Total number of positions eliminated		3,100	2,700	2,800
Process Management [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		15	19	11
Industrial Automation [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		27	27	32
Network Power [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		25	53	20
Climate Technologies [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		3	11	11
Commercial & Residential Solutions [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations, expense		8	9	7
Severance And Benefits [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		27	23	24
Rationalization of operations, expense		45	58
Rationalization of operations, paid/utilized		41	59
Lease And Other Contract Terminations [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		3	5	3
Rationalization of operations, expense		3	10
Rationalization of operations, paid/utilized		5	8
Fixed Asset Write-Downs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		0	0	0
Rationalization of operations, expense		1	9
Rationalization of operations, paid/utilized		1	9
Vacant Facility And Other Shutdown Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		1	3	2
Rationalization of operations, expense		6	12
Rationalization of operations, paid/utilized		8	11
Start-Up And Moving Costs [Member]
Rationalization Of Operations [Line Items]
Rationalization of operations liability		1	1	1
Rationalization of operations, expense		23	30
Rationalization of operations, paid/utilized		$ 23	$ 30